Accounts Receivable, net (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable, net:
Total	$ 12,478	$ 6,057	$ 6
Billed receivables
Accounts Receivable, net:
Total	10,735	5,352	$ 6
Unbilled receivables
Accounts Receivable, net:
Total	$ 1,743	$ 705